UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	03/31

Date of reporting period:	12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.48%	Value

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.38%
8,500	Coca-Cola Enterprises, Inc.	$ 221,255

	Cable & Other Pay Television Services - 0.75%
6,600	Comcast Corp. - Class A *	120,516

	Commercial Printing - 1.63%
6,900	R.R. Donnelley & Sons Co.	260,406

	Construction, Mining & Materials Handling Machinery & Equipment - 1.54%
5,350	Dover Corp.	246,582

	Converted Paper & Paperboard Products - 1.21%
2,800	Kimberly-Clark Corp.	194,152

	Crude Petroleum & Natural Gas - 2.93%
2,800	Anadarko Petroleum Corp.	183,932
1,000	Apache Corp.	107,540
2,300	Occidental Petroleum Corp.	177,077
		468,549

	Electric & Other Services Combined - 1.50%
3,600	Consolidated Edison, Inc.	175,860
1,500	PG&E Corp.	64,635
		240,495

	Electric Services - 2.14%
1,700	American Electric Power Company, Inc.	79,152
3,600	Progress Energy, Inc.	174,348
2,275	Southern Co.	88,156
		341,656

	Electronic Computers - 0.93%
6,100	Dell, Inc. *	149,511

	Electronic Connectors - 0.99%
5,800	Molex, Inc.	158,340

	Fire, Marine & Casualty Insurance - 1.89%
5,200	American International Group, Inc.	303,160

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.48% - continued	Value

	Heating Equipment, Except Electric & Warm Air - 0.50%
1,100	Fortune Brands, Inc.	$ 79,596

	Lumber & Wood Products - 0.52%
1,125	Weyerhaeuser Co.	82,957

	Malt Beverages - 1.14%
3,500	Anheuser-Busch Companies, Inc.	183,190

	Millwood, Veneer, Plywood, & Structural Wood Members - 0.85%
6,300	Masco Corp.	136,143

	Miscellaneous Fabricated Metal Products - 1.27%
2,700	Parker Hannifin Corp.	203,337

	Miscellaneous Industrial & Commercial Machinery & Equipment - 0.61%
1,000	Eaton Corp.	96,950

	National Commercial Banks - 16.39%
8,000	Bank of America Corp.	330,080
8,700	BB&T Corp.	266,829
12,400	Citigroup, Inc.	365,056
5,800	Comerica, Inc.	252,474
3,600	Marshall & Ilsley Corp.	95,328
16,400	National City Corp.	269,944
2,300	PNC Financial Services Group, Inc.	150,995
4,900	SunTrust Banks, Inc.	306,201
12,500	Synovus Financial Corp.	301,000
7,500	Wachovia Corp.	285,225
		2,623,132

	Newpapers: Publishing or Publishing & Printing - 0.68%
2,800	Gannett Co., Inc.	109,200

	Operative Builders - 0.49%
5,900	DR Horton, Inc.	77,703

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.23%
2,800	PPG Industries, Inc.	196,644

	Petroleum Refining - 12.22%
3,200	BP plc (a)	234,144
5,250	Chevron Corp.	489,983
4,300	ConocoPhillips	379,690
7,100	Exxon Mobil Corp.	665,199
2,200	Murphy Oil Corp.	186,648
		1,955,664

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.48% - continued	Value

	Pharmaceutical Preparations - 8.79%
3,300	Abbott Laboratories	$ 185,295
2,650	Johnson & Johnson	176,755
6,400	Eli Lilly & Co.	341,696
5,100	Merck & Co., Inc.	296,361
17,900	Pfizer, Inc.	406,867
		1,406,974

	Plastic Material, Synthetic Resins & Nonvulcan Elastomers - 1.57%
4,200	The Dow Chemical Co.	165,564
1,600	Rohm & Haas Co.	84,912
		250,476

	Printed Circuit Boards - 1.10%
6,000	Jabil Circuit, Inc.	91,620

	Radio & TV Broadcasting & Communications Equipment - 1.99%
3,000	L-3 Communications Holdings, Inc.	317,820

	Retail - Department Stores - 1.95%
6,800	Kohl's Corp. *	311,440

	Retail - Eating Places - 0.69%
1,875	McDonald's Corp.	110,456

	Retail - Lumber & Other Materials Dealers - 0.72%
4,300	The Home Depot, Inc.	115,842

	Retail - Radio, TV & Consumer Electronics Stores - 1.15%
3,500	Best Buy Co., Inc.	184,275

	Rolling, Drawing & Extruding of Nonferrous Metals - 0.27%
1,200	Alcoa, Inc.	43,860

	Savings Institution, Federally Chartered - 0.81%
9,500	Washington Mutual, Inc.	129,295

	Semiconductors & Related Devices - 1.62%
7,600	Applied Materials, Inc.	134,976
4,700	Maxim Integrated Products, Inc.	124,456
		259,432

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.48% - continued	Value

	Services - Computer Intergrated Systems Design - 0.87%
2,800	Computer Sciences Corp. *	$ 138,516

	Services - Computer Programming, Data Processing, Etc. - 2.11%
16,300	Electronic Data Systems Corp.	337,899

	Services - Prepackaged Software - 3.00%
9,100	Microsoft Corp.	323,960
9,700	Symantec Corp. *	156,558
		480,518

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.28%
2,800	Procter & Gamble Co.	205,576

	Specialty Cleaning, Polishing and Sanitation Preparations - 0.55%
1,350	Clorox Co.	87,980

	State Commercial Banks - 4.50%
6,000	Capital One Financial Corp.	283,560
11,200	Fifth Third Bancorp	281,456
1,900	M&T Bank Corp.	154,983
		719,999

	Sugar & Confectionery Products - 0.84%
3,400	The Hershey Co.	133,960

	Surgical & Medical Instruments & Apparatus - 1.21%
2,300	3M Co.	193,936

	Telephone Communications (No Radiotelephone) - 4.23%
4,200	AT&T, Inc.	174,552
3,900	CenturyTel, Inc.	161,694
12,000	Citizens Communications Co.	152,760
4,300	Verizon Communications, Inc.	187,867
		676,873

	Trucking & Courier Services (No Air) - 1.04%
2,350	United Parcel Service, Inc. - Class B	166,192

	Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.94%
1,300	AmerisourceBergen Corp.	58,331
1,400	McKesson Corp.	91,714
		150,045

	Wholesale - Groceries & Related Products - 1.99%
10,200	Sysco Corp.	318,342

	TOTAL COMMON STOCKS (Cost $16,305,609)	15,280,464

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares		Value

MONEY MARKET SECURITIES - 4.57%
5,656	AIM STIT-LIQUID Assets Portfolio, 4.74% (b)	$ 5,656
725,999	AIM STIT-STIC Prime Portfolio - Class I, 4.89% (b)	725,999

TOTAL MONEY MARKET SECURITIES (Cost $731,655)		731,655

	TOTAL INVESTMENTS (Cost $17,037,264) - 100.05%	$ 16,012,119

Liabilities in excess of other assets - (0.05)%		(7,434)

TOTAL NET ASSETS - 100.00%		$ 16,004,685

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2007.

Tax Related
Unrealized appreciation		$ 1,146,666
Unrealized depreciation		$ (2,171,811)
Net unrealized depreciation		$ (1,025,145)

Aggregate cost of securities for income tax purposes		$ 17,037,264

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20%	Value

	Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.45%
2,000	Carbo Ceramics, Inc.	$ 74,400

	Air Transportation - 0.53%
28,000	Mesa Air Group, Inc. *	86,520

	Ball & Roller Bearings - 0.97%
17,000	NN, Inc.	160,140

	Biological Products (No Diagnostic Substances) - 1.71%
3,000	Invitrogen Corp. *	280,230

	Broadwoven Fabric Mills - 1.13%
5,000	Albany International Corp. - Class A	185,500

	Canned, Fruits, Vegtables, Preserves, Jams & Jellies - 1.10%
3,500	The J.M. Smucker Co.	180,040

	Computer & Office Equipment - 0.32%
1,500	Lexmark International, Inc. *	52,290

	Crude Petroleum & Natural Gas - 3.72%
4,000	Newfield Exploration Co. *	210,800
5,500	St. Mary Land & Exploration Company	212,355
4,000	Stone Energy Corp. *	187,640
		610,795

	Dental Equipment & Supplies - 1.02%
7,000	Young Innovations, Inc.	167,370

	Electric & Other Services Combined - 1.28%
5,000	SCANA Corp.	210,750

	Electric Lighting & Wiring Equipment - 1.35%
4,300	Hubbell, Inc. - Class B	221,880

	Electric Services - 3.46%
3,000	Black Hills Corp.	132,300
8,500	Energy East Corp.	231,285
7,000	Great Plains Energy, Inc.	205,240
		568,825

	Electronic Components & Accessories - 2.58%
26,000	KEMET Corp. *	172,380
22,000	Vishay Intertechnology, Inc. *	251,020
		423,400

	Engines & Turbines - 2.21%
7,000	Briggs & Stratton Corp.	158,620
12,000	Brunswick Corp.	204,600
		363,220
	.
	Fire, Marine & Casualty Insurance - 2.37%
10,000	Horace Mann Educators Corp.	189,400
4,000	Mercury General Corp.	199,240
		388,640

	Footwear - 0.96%
9,000	Kenneth Cole Productions, Inc.	157,410

	Household Furniture - 0.67%
11,000	Furniture Brands International, Inc.	110,660

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20% - continued	Value

	Industrial Inorganic Chemicals - 0.52%
13,000	Georgia Gulf Corp.	$ 86,060

	Insurance Agents, Brokers, and Service - 1.20%
3,800	Erie Indemnity Co.	197,182

	Life Insurance - 1.05%
4,200	Protective Life Corp.	172,284

	Magnetic & Optical Recording Media - 1.15%
9,000	Imation Corp.	189,000

	Metal Doors, Sash, Frames, Moldings & Trim - 1.06%
14,000	Griffon Corp. *	174,300

	Miscellaneous Business Credit - 1.02%
7,500	Financial Federal Corp.	167,175

	Miscellaneous Chemical Products - 1.85%
8,000	WD-40 Co.	303,760

	Miscellaneous Electrical Machinery, Equipment & Supplies - 0.66%
4,000	Excel Technology, Inc. *	108,400

	Miscellaneous Fabricated Metal Products - 1.31%
5,000	Crane Co.	214,500

	Miscellaneous Plastic Products - 0.77%
9,000	Spartech Corp.	126,900

	Motor Vehicle Parts & Accessories - 1.45%
8,000	Modine Manufacturing Co.	132,080
12,000	Monaco Coach Corp.	106,560
		238,640

	National Commercial Banks - 11.97%
18,000	Citizens Republic Bancorp, Inc.	261,180
15,500	Corus Bankshares, Inc.	165,385
9,500	Farmers Capital Bank Corp.	256,500
15,000	FirstMerit Corp.	300,150
26,000	Fulton Financial Corp.	291,720
18,000	Old National Bancorp	269,280
4,300	Park National Corp.	277,350
8,000	TCF Financial Corp.	143,440
		1,965,005

	Natural Gas Distribution - 1.99%
6,500	The Laclede Group, Inc.	222,560
3,200	WGL Holdings, Inc.	104,832
		327,392

	Nonferrous Foundries (Castings) - 1.43%
5,000	Matthews International Corp. - Class A	234,350

	Oil & Gas Field Machinery & Equipment - 1.03%
31,000	Newpark Resources, Inc. *	168,950

	Operative Builders - 0.45%
2,000	MDC Holdings, Inc.	74,260

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20% - continued	Value

	Perfumes, Cosmetics & Other Toilet Preparations - 0.62%
5,000	Elizabeth Arden, Inc. *	$ 101,750

	Pharmaceutical Preparations - 1.90%
11,500	Watson Pharmaceuticals, Inc. *	312,110

	Printed Circuit Boards - 2.60%
15,000	Benchmark Electronics, Inc. *	265,950
10,500	Jabil Circuit, Inc.	160,335
		426,285

	Retail - Drug Stores and Proprietary Stores - 1.22%
8,800	Omnicare, Inc.	200,728

	Retail - Family Clothing Stores - 1.56%
10,000	Ross Stores, Inc.	255,700

	Retail - Variety Stores - 0.94%
16,000	Fred's, Inc.	154,080

	Retail - Women's Clothing Stores - 0.68%
12,000	Cache, Inc. *	112,080

	Rolling, Drawing & Extruding of Nonferrous Metals - 0.88%
5,000	Mueller Industries, Inc.	144,950

	Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.51%
18,000	Herley Industries, Inc. *	247,500

	Semiconductors & Related Devices - 3.04%
11,000	Photronics, Inc. *	137,170
25,500	QLogic Corp. *	362,100
		499,270

	Services - Amusement & Recreation - 0.81%
16,000	Multimedia Games, Inc. *	133,440

	Services - Business Services - 2.22%
7,850	Global Payments, Inc.	365,182

	Services - Computer Integrated Systems Design - 1.42%
10,009	Integral Systems, Inc.	232,810

	Services - Computer Processing & Data Preparation - 0.72%
8,000	CSG Systems International, Inc. *	117,760

	Services - Direct Mail Advertising - 1.58%
29,000	InfoUSA, Inc.	258,970

	Services - Hospitals - 0.96%
7,000	RehabCare Group, Inc. *	157,920

	Services - Industries For The Printing Trade - 1.61%
17,000	Schawk, Inc.	263,840

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 95.20% - continued	Value

	Services - Offices & Clinics of Doctors of Medicine - 1.98%
12,000	AmSurg Corp. *	$ 324,720

	Special Industry Machinery - 1.85%
11,000	Novellus Systems, Inc. *	303,270

	State Commercial Banks - 4.81%
13,000	Associated Banc-Corp.	352,170
24,200	CVB Financial Corp.	250,228
12,000	The South Financial Group, Inc.	187,560
		789,958

	Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.94%
10,000	Gibraltar Industries, Inc.	154,200

	Surety Insurance - 1.91%
14,000	MGIC Investment Corp.	314,020

	Telephone Communications (No Radiotelephone) - 1.25%
2,500	CenturyTel, Inc.	103,650
8,000	Citizens Communications Co.	101,840
		205,490

	Trucking - 1.01%
3,000	Arkansas Best Corp.	65,820
7,000	Heartland Express, Inc.	99,260
		165,080

	Wholesale - Electronic Parts & Equipment - 0.60%
2,500	Arrow Electronics, Inc. *	98,200

	Wholesale - Miscellaneous Durable Goods - 0.94%
5,500	RC2 Corp. *	154,385

	Wholesale - Paper and Paper Products - 0.90%
3,200	United Stationers, Inc. *	147,872

	TOTAL COMMON STOCKS (Cost $18,455,981)	15,631,798

	REAL ESTATE INVESTMENT TRUST - 0.62%
4,500	Colonial Properties Trust	101,835

	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $223,605)	101,835

	MONEY MARKET SECURITIES - 4.25%
697,760	AIM STIT-Liquid Assets Portfolio, 4.74%	92,392
	AIM STIT-STIC Prime Portfolio - Class I, 4.89%	605,368

	TOTAL MONEY MARKET SECURITIES (Cost $697,760)	697,760

	TOTAL INVESTMENTS (Cost $19,377,346) - 100.07%	$ 16,431,393

	Liabilities in excess of other assets - (0.07)%	(11,700)

	TOTAL NET ASSETS - 100.00%	$ 16,419,693

* Non-income producing securities.

Tax Related
Unrealized appreciation		$ 549,784
Unrealized depreciation		(3,495,737)
Net unrealized depreciation		$ (2,945,953)

Aggregate cost of securities for income tax purposes		$ 19,377,346

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.71%	Value

	Argentina - 0.42%
1,200	Grupo Clarin S.A. (b) *	$ 21,720
2,938	Pampa Holding SA (b) *	58,525
		80,245

	Australia - 1.29%
88,910	Telstra Corp. Ltd.	247,471

	Bermuda - 2.55%
80,000	Huabao International Holdings Ltd.	80,027
14,800	Jardine Matheson Holdings Ltd.	409,960
		489,987

	Brazil - 4.67%
9,865	All America Latina Logistica (ALL)	127,691
1,544	Companhia de Bebidas das Americas (AmBev) (a)	109,670
5,002	Companhia Vale do Rio Doci (Vale) (a)	139,956
3,198	Petroleo Brasileiro S.A. (a)	307,712
1,700	Porto Seguro SA	63,034
7,791	Tele Norte Leste Participacoes S.A. (a)	150,210
		898,273

	Canada - 3.76%
4,329	EnCana Corp.	296,056
4,667	Fording Canadian Coal Trust	181,479
47,021	Oncolytics Biotech, Inc. *	80,989
1,491	Suncor Energy, Inc.	164,252
		722,776

	Cayman Islands - 0.78%
82,000	Agile Property Holdings Ltd.	149,332

	Columbia - 0.68%
13,117	Suramericana de Inversiones S.A.	129,788

	Denmark - 0.83%
15	A P Moller - Maersk A/S	159,997

	France - 5.98%
964	Alstom	207,175
412	Electocite de France (EDF)	49,079
6,540	France Telecom SA	235,402
4,374	Suez SA	297,803
3,389	Thales SA	201,903
1,726	Veolia Environnement	157,583
		1,148,945

	Germany - 10.59%
2,017	Deutsche Boerse AG	398,092
2,087	E.ON AG	444,281
2,644	Fresenius Medical Care AG & Co.	140,627
3,978	Gerry Weber International AG	130,855
1,353	K + S AG	324,621
3,219	SAP AG	167,633
1,455	Siemens AG	230,630
7,138	Symrise AG *	198,278
		2,035,017

	Greece - 1.27%
4,640	Public Power Corp. S.A. (PPC)	244,211

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.71% - continued	Value

	Hong Kong - 1.99%
311,000	SRE Group Ltd.	$ 78,972
22,000	Swire Pacific Ltd.	303,306
		382,278

	Indonesia - 1.89%
125,000	PT Indosat Tbk	115,118
46,000	PT Astra International Tbk	133,702
147,000	PT Bank Central Asia Tbk	114,251
		363,071

	Italy - 0.81%
49,435	Unipol Gruppo Finanziario S.p.A.	156,653

	Japan - 10.46%
14,000	ASAHI BREWERIES, LTD.	237,103
14	Central Japan Railway Co.	119,429
11,000	Japan Airport Terminal Co., Ltd.	187,379
72	JAPAN TOBACCO, INC.	430,524
21	KDDI CORP.	156,398
7,000	Mitsubishi Corp.	191,738
5,000	MITSUI & CO. LTD.	105,850
200	Nintendo Co. Ltd.	119,769
136	NTT URBAN DEVELOPMENT CORP.	220,346
2,120	YAMADA DENKI CO., LTD.	242,335
		2,010,871

	Luxembourg- 0.97%
2,397	Evraz Group S.A. (b)	185,768
1,591	Arcelormittal	123,721
		309,489

	Malaysia - 2.34%
57,300	Bursa Malaysia Bhd	247,774
47,000	Genting Bhd	112,277
26,200	Telekom Malaysia Bhd	88,733
		448,784

	Mexico - 0.70%
2,178	America Movil SAB de C.V. - Class L (a)	133,707

	Netherlands - 3.32%
14,011	Reed Elsevier NV	515,171

	Norway - 3.01%
4,275	Aker Kvaerner ASA	113,766
14,945	StatoilHydro ASA	465,148
		578,914

	Philippines- 0.62%
8,660	Ayala Corp.	118,544

	Portugal- 0.94%
13,914	Portugal Telecom, SGPS, S.A. *	181,655

	Russia - 1.67%
2,868	OAO Gazprom (a)	162,616
3,793	Sistema JSFC (b)	158,358
		320,974

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.71% - continued	Value

	Singapore - 2.16%
156,000	Indofood Agri Resources Ltd. *	$ 262,258
12,666	Singapore Airlines Ltd.	152,925
		415,183

	Spain - 2.28%
15,800	Iberdrola Renovables *	130,512
9,445	Telefonica S.A.	306,824
		437,336

	South Korea - 2.91%
3,471	KT&G Corp.	147,760
11,675	LG Telecom Ltd. *	122,731
520	Samsung Fire & Marine Insurance Co., Ltd.	140,548
190	Shinsegae Co., Ltd.	147,364
		558,403

	South Africa - 2.98%
837	Anglo Platinum Ltd.	123,700
3,210	AngloGold Ashanti Ltd.	137,617
5,857	Arcelormittal South Africa Ltd.	116,979
10,401	MTN Group Ltd.	194,889
		573,185

	Sweden - 0.74%
7,090	Tele2 AB - Class B	142,059

	Switzerland - 7.68%
6,081	ABB Ltd.	175,201
28	Bank Sarasin & Cie AG	132,309
2,886	Compagnie Financiere Richemont SA	198,059
971	Nestlé SA	445,964
464	Nobel Biocare Holding AG	124,176
3,781	Novartis AG	207,384
760	Syngenta AG	193,658
		1,476,751

	Thailand - 0.87%
46,500	Advanced Info Service Public Co., Ltd.	133,902
42,500	Bank of Ayudhya Public Co., Ltd.	33,435
		167,337

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.71% - continued	Value

	United Kingdom - 17.55%
8,519	Admiral Group Plc	186,523
6,255	Anglo American plc	383,467
5,189	BP Plc	159,677
11,413	British American Tobacco p.l.c.	446,388
8,340	GlaxoSmithKline plc	212,318
27,527	ICAP plc	398,057
49,791	Old Mutual PLC	166,102
15,169	Prudential plc	214,975
12,278	Siber Energy plc	140,523
24,379	St. Jame's Place Plc	133,929
23,414	Tesco plc	222,419
106,050	Vodafone Group Plc	396,421
4,419	Xstrata plc	312,250
		3,373,049

	TOTAL COMMON STOCKS (Cost $16,162,481)	18,969,455

	RIGHTS - 0.01%
22,100	AMMB Holdings *	1,570

	TOTAL RIGHTS (Cost $11,269)	1,570

	MONEY MARKET SECURITIES - 0.23%
45,161	Dreyfus Cash Management, 5.207% (c)	45,161

	TOTAL MONEY MARKET SECURITIES (Cost $45,161)	45,161

	TOTAL INVESTMENTS (Cost $16,218,911) - 98.95%	19,016,186

	Cash and other assets in excess of liabilities - 1.05%	201,366

	TOTAL NET ASSETS - 100.00%	$ 19,217,552

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2007.

Tax Related, excluding foreign currency and forward contracts
Unrealized appreciation		$ 3,346,625
Unrealized depreciation		(550,796)
Net unrealized depreciation		$ 2,795,829

Aggregate cost of securities for income tax purposes		$ 16,218,911

*See accompanying notes which are an integral part of these financial statements.

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
December 31, 2007
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Telecom	13.48%
Banking	3.50%
Healthcare	3.98%
Oil & Natural Gas	8.83%
Services	3.73%
Financial Services	8.55%
Retail	4.90%
Insurance	4.83%
Electronics	1.67%
Mining and Metals	7.91%
Food & Beverages	4.12%
Chemicals	4.14%
Motor Vehicles	0.70%
Tobacco Products	5.33%
Transportation	5.49%
Utilities	6.21%
Real Estate	2.15%
Other	6.40%
Media	2.79%
Total	98.71%
Money Market	0.23%
Rights	0.01%
Other Asset in excess of liabilities	1.05%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

December 31, 2007

(Unaudited)

Security valuation – Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (3) securities traded in the over-the-counter market that are not quoted by NASDAQ, are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; (5) U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; (6) securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange; (7) short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost; and (8) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

If trading in a stock is halted and does not resume before a Fund calculates its net asset value, the Fund may value the security at its fair value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders. If an event that may change the value of a security held in a Fund’s portfolio occurs after the closing of the applicable market, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the market quotation and may affect the calculation of the Fund’s net asset value. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

CDSC - A contingent deferred sales load is imposed upon certain redemptions of shares that were purchased at net asset value if a commission was paid by 2480 Securities, LLC (the Underwriter) to a participating unaffiliated dealer at the time of the purchase and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the shares at the time of purchase or the net asset value of the shares at the time of redemption.

Foreign Currency Translation - With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The International Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 11, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	2/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	2/21/08

By	/s/ William J. Murphy
William J. Murphy, Interim Treasurer

Date	2/21/08